Notes Payable (Details) - USD ($)					6 Months Ended
	Jun. 21, 2024	Apr. 22, 2024	Mar. 04, 2024	Sep. 12, 2022	Jun. 30, 2024	Dec. 31, 2023
Notes Payable [Line Items]
Notes payable				$ 1,308,270		$ 1,308,270
Unpaid principal balance					$ 0
Aggregate purchase price		$ 2,000,000	$ 2,000,000
Aggregate of units (in Shares)		900,000	750,000
Transaction costs		$ 1,950,000	$ 1,950,000
Cash proceeds	$ 181,339	950,000	181,339
Percentage of interest rate					10.00%
Convertible promissory note					$ 15,064
Series of Individually Immaterial Business Acquisitions [Member]
Notes Payable [Line Items]
Transaction costs		$ 1,000,000	$ 1,768,661
Promissory Note [Member]
Notes Payable [Line Items]
Promissory note bore interest				6.00%
Maturity date				Jun. 30, 2023
Principal amount				$ 78,496